Corporate and Business Information	12 Months Ended
Dec. 31, 2025
Corporate and Business Information [Abstract]
Corporate and business information

Note 1. Corporate and business information

Nvni Group Limited (“Nvni Group” “Nuvini” or the “Company”) is a Cayman Island exempted limited liability company, incorporated on November 16, 2022. The registered office of the Company is CO Services Cayman Limited, P.O. Box 10008, Pavilion East, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands. The Company’s principal executive office is located at Rua Jesuíno Arruda, nº769, sala 20B, Itaim Bibi, in São Paulo, Brazil.

Nvni Group is a holding company and conducts substantially all of its business through Nuvini S.A. and its acquired subsidiaries (collectively, the “Nuvini Acquired Companies”). For periods prior to February 26, 2023, the financial statements represent the results of operations of Nuvini S.A. and periods after February 26, 2023 represent the results of operations of Nvni Group. Nuvini and its subsidiaries, including the Nuvini Acquired Companies, will be referred to collectively herein as the “Group”.

Nuvini’s strategy is focused on acquiring and operating established companies in the business-to-business (“B2B”) software as a service (“SaaS”) market in Brazil and Latin America. Nuvini’s acquisition targets are generally profitable B2B SaaS companies with a consolidated business model, recurring revenue, positive cash generation and/or growth potential.

Nuvini’s business philosophy is to invest in established companies and foster an entrepreneurial environment that enables companies to become leaders in their respective industries, creating value through long-term partnerships with existing management teams and accelerating growth through improved commercial strategies, increased efficiency of internal processes and enhanced governance structures.

Reorganization transaction

On February 26, 2023, Nvni Group Limited, Nuvini Holdings Limited (an exempted company with limited liability in the Cayman Islands), Nuvini Merger Sub, Inc. (a Delaware corporation), and Mercato Partners Acquisition Corporation (a Delaware corporation, referred to as “Mercato”) entered into a Business Combination Agreement (“SPAC Merger”). According to this agreement, Nuvini Shareholders transfered all issued and outstanding ordinary shares of Nuvini, with a par value of $0.00001 per share, to Nvni Group Limited in exchange for newly issued ordinary shares of Nvni Group Limited, also with a par value of $0.00001 per share. Additionally, Nuvini Merger Sub, Inc. merged with Mercato, resulting in Mercato becoming a wholly-owned, indirect subsidiary of Nvni Group Limited.

Prior to the closing date of the transaction between the Company and Mercato, Nvni Group Ltd. was a holding company with no active trade or business. Nuvini S.A. maintained all relevant assets and liabilities and incurred all income and expenses. Therefore, the comparable consolidated financial information presented herein represents the consolidated financial statements of Nuvini S.A.

On September 29, 2023 (the “Closing Date”), Nuvini completed its business combination with Mercato. As a result, Nuvini’s Ordinary Shares and Warrants commenced trading on Nasdaq under the symbols “NVNI” and “NVNIW,” respectively, as of market open on October 2, 2023.

In accordance with IFRS 3 Business Combinations, Mercato did not meet the definition of a “business”, and therefore the Business Combination was considered a capital transaction and was accounted for as a share-based payment transaction under IFRS 2 Share-Based Payments, whereby Nuvini issued shares for Mercato’s net assets. Under this method of accounting, the acquisition of Mercato was stated at historical cost, with no goodwill or other intangible assets recorded.

The difference between the fair value of the equity instruments issued to acquire Mercato and the fair value of the identifiable net assets acquired represented a stock exchange listing expense.

Accordingly, the financial statements of Nuvini S.A. became the historical financial statements of Nuvini and the assets, liabilities and results of operations of Mercato was consolidated with Nuvini from the Closing Date.

Consolidated subsidiaries

The following table lists the Company’s subsidiaries. The subsidiaries have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business:

Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 12/31/2025	Equity Ownership Held by the Company 12/31/2024
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informacoes E Documentos LTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informacao LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	-%	55%
Nuvini S.A	Brazil	100%	100%
Nuvini LLC	United States of America	100%	100%

Smart NX

On January 25, 2023, and amended on June 8, 2023, and August 1, 2023, Nuvini acquired 55% of the equity interest in Smart NX, a company in Matias Barbosa, Minas Gerais, Brazil. Smart NX operates under two subsidiaries Smart NX and Smart NX LTDA. Smart NX is the directly owned subsidiary. Smart NX is a limited liability company duly organized under the laws of Brazil and based in Matias Barbosa, Minas Gerais, Brazil. Smart NX builds digital client experience journeys that connect B2C companies with their clients via sales billing and client service. Smart NX delivers a full digital journey for its clients for higher client service efficiency, increases in sales and collections, cost reductions through digitalized operation and higher client satisfaction.

Deconsolidation of Smart NX

On January 25, 2023, the Company acquired a 55% controlling interest in Smart NX in a non-cash transaction involving the issuance of shares, consolidating it into the Company’s financial statements. On May 8, 2025, the Company and Smart NX mutually agreed to terminate the acquisition agreement under which the Company held a controlling interest, retaining no investment in Smart NX. As a result, the Company lost control over Smart NX and deconsolidated the subsidiary effective as of that date.

The deconsolidation was a strategic decision, following an internal assessment of Smart NX’s projected cash flow generation relative to the remaining acquisition cost. In addition, the Company reallocated its strategic focus and investment toward the adoption of artificial intelligence (AI) within its core operations and product development, which is more closely aligned with its long-term growth objectives.

As of the deconsolidation date, Smart NX reported net income of R$2.9 million, which is included in the Company’s consolidated financial results for the period. The derecognition of the subsidiary’s assets and liabilities resulted in a R$38.7 million expense recorded within other operating expenses in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2025.

Upon discontinuation, the Company derecognized goodwill of R$15.5 million, property and equipment and right-of-use assets of R$0.4 million, intangible assets of R$11.2 million, other assets of R$5.5 million, and lease liabilities of R$0.3 million, NCI of R$1.7 million and accumulated losses of R$4.6 million, resulting in a R$35.8 million impact on operating cash flows reflected in the unaudited interim condensed consolidated statement of cash flows for the year ended December 31, 2025.

Nuvini S.A.

Nuvini S.A. is a corporation duly incorporated and organized on October 21, 2020, under the laws of Brazil, with its head office at Rua Jesuíno Arruda, No. 769, Suite 20B, Itaim Bibi, São Paulo, Brazil. 04.532-082. Nuvini S.A. acquires and operates software companies within SaaS markets in Brazil. Nuvini S.A. is the leading private serial software business acquirer in Brazil and intends to use funding and capital markets access to continue expanding its acquisition strategy in Brazil and Latin America.

Nuvini LLC

Nuvini LLC was incorporated on November 9, 2020 in the United States of America to explore opportunities for strategic partnerships abroad. Nuvini LLC has no relevant operations for the years ended December 31, 2025, 2024, and 2023.